Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 13,040,903	$ 11,014,908
Less: allowance for doubtful accounts	(135,082)
Accounts receivable, net	$ 12,905,821	$ 11,014,908